Business Combination (Tables)	9 Months Ended
Sep. 30, 2022
Reverse Recapitalization [Abstract]
Business combination
In accounting for the Business Combination and after redemptions, net proceeds received by the Company totaled $21.4 million. The following table presents the net proceeds from the Business Combination and PIPE Investment for the nine months ended September 30, 2022 (in thousands):

Recapitalization
Cash - DPCM trust and cash, net of redemptions	$9,130
Cash - PIPE Investment	40,000
Less: Non-cash net liabilities assumed from DPCM	(13,728)
Less: Transaction costs	(14,017)

Net Business Combination and PIPE Investment	21,385
Add back: Non-cash net liabilities assumed from DPCM	13,728
Add back: Accrued transaction costs	2,459

Net cash contribution from Business Combination and PIPE Investment	$37,572

The following table presents the number of shares of Common Shares issued immediately following the consummation of the Business Combination, PIPE Investment, and closing of the ELOC:

Number of Shares
Exchange of DPCM Class A common stock for D-Wave Quantum Inc. common stock upon Business Combination (1)	1,311,937
Exchange of DPCM Class B common stock for D-Wave Quantum Inc. common stock upon Business Combination (2)	3,015,575
D-Wave Quantum Inc. common stock issued in PIPE Investment upon Business Combination	5,816,528

Business Combination and PIPE shares	10,144,040
Exchange of D-Wave Systems Inc. common stock for D-Wave Quantum Inc. common stock (including Exchangeable Shares) upon Business Combination (3)	99,736,752
D-Wave Quantum Inc. common stock issued to Lincoln Park for the ELOC closing commitment upon Business Combination	127,180

Total D-Wave Quantum Inc. common stock (including Exchangeable Shares) outstanding immediately after Business Combination, PIPE Investment, and closing of the ELOC	110,007,972